BUSINESS COMBINATION - Pro-Forma Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 2,807,633	$ 2,708,423
Net earnings from continuing operations	$ 317,073	$ 41,844
Basic earnings per share from continuing operations (USD per share)	$ 3.72	$ 0.37
Diluted earnings per share from continuing operations (USD per share)	$ 3.50	$ 0.37
Net earnings (loss) attributable to IAC shareholders	$ 296,933	$ (16,926)
Basic earnings (loss) per share attributable to ANGI Homeservices Inc. shareholders (USD per share)	$ 3.48	$ (0.20)
Diluted earnings (loss) per share attributable to ANGI Homeservices Inc. shareholders (USD per share)	$ 3.26	$ (0.20)